Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 3,767,008	$ 3,540,696
Less: allowance for credit losses	(14,459)	(23,064)
Accounts receivable, net	$ 3,752,549	$ 3,517,632